Provisions (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Non-current provisions	$ 108,487	$ 84,852
Current provisions	55,296	46,091
Provisions	163,783	130,943	$ 116,357
Provisions For Pensions [Member]
Disclosure of other provisions [line items]
Non-current provisions	56,395	56,679
Current provisions	191	1,050
Provisions	56,586	57,729	52,726
Environment provision [member]
Disclosure of other provisions [line items]
Non-current provisions	2,910	2,923
Current provisions	1,256	1,185
Provisions	4,166	4,108	3,211
Provisions for litigation [member]
Disclosure of other provisions [line items]
Current provisions	1,355	3,905
Provisions	1,355	3,905	2,399
Provisions for third-party liability
Disclosure of other provisions [line items]
Non-current provisions	10,759	9,263
Provisions	10,759	9,263	7,270
Provisions for C02 emissions allowances [Member]
Disclosure of other provisions [line items]
Non-current provisions		5,776
Current provisions	40,161	29,162
Provisions	40,161	34,938	27,970
Other provisions [member]
Disclosure of other provisions [line items]
Non-current provisions	38,423	10,211
Current provisions	12,333	10,789
Provisions	$ 50,756	$ 21,000	$ 22,781